Share-Based Compensation - Share-Based Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share based compensation expense	$ 21	$ 15	$ 13
Stock Settled Stock Appreciation Rights And Employee Stock Options [Member]
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share based compensation expense	5	4	3
Restricted Stock Units RSUs [Member]
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share based compensation expense	$ 16	$ 11	$ 10